John Hancock
Collateral Trust
Quarterly portfolio holdings 9/30/19

Fund’s investments
As of 9-30-19 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Corporate interest-bearing obligations 41.8%				$776,531,823
(Cost $776,324,931)
American Honda Finance Corp. (A)	09-21-20	2.078	1,850,000	1,882,879
American Honda Finance Corp. (3 month LIBOR + 0.150%) (B)	11-13-19	2.198	25,000,000	25,008,079
American Honda Finance Corp.	11-13-19 to 09-24-20	1.993 to 2.529	6,141,000	6,159,419
Apple, Inc. (3 month LIBOR + 0.250%) (B)	02-07-20	2.184	10,000,000	10,009,626
Australia & New Zealand Banking Group, Ltd.	08-19-20	1.915	3,445,000	3,450,349
Bank of Montreal	06-15-20	1.961	3,705,000	3,707,875
BMW US Capital LLC (A)	04-06-20 to 08-14-20	1.416 to 2.058	6,921,000	6,940,396
Children's Hospital Medical Center	10-01-19	1.926	22,000,000	22,000,000
Commonwealth Bank of Australia (A)	09-18-20	1.937	10,000,000	10,007,259
Commonwealth Bank of Australia (3 month LIBOR + 0.640%) (A)(B)	11-07-19	2.602	10,000,000	10,007,733
Credit Suisse AG	08-05-20	2.124	450,000	459,073
Honeywell International, Inc. (3 month LIBOR + 0.040%) (B)	10-30-19	2.275	17,898,000	17,899,808
Honeywell International, Inc.	10-30-19	2.198 to 2.874	16,317,000	16,309,190
John Deere Capital Corp. (3 month LIBOR + 0.300%) (B)	03-13-20	2.169	4,000,000	4,003,581
John Deere Capital Corp. (3 month LIBOR + 0.420%) (B)	07-10-20	2.491	9,820,000	9,840,953
John Deere Capital Corp.	10-09-19 to 03-10-20	2.278 to 2.730	15,880,000	15,868,350
JP Morgan Securities LLC (1 month LIBOR + 0.170%) (A)(B)	05-05-20	2.268	40,000,000	40,000,000
JP Morgan Securities LLC (1 month LIBOR + 0.290%) (A)(B)	09-03-20	2.390	50,000,000	50,000,000
Macquarie Bank, Ltd. (3 month LIBOR + 1.120%) (A)(B)	07-29-20	2.405	1,150,000	1,158,778
Macquarie Bank, Ltd. (A)	01-21-20	2.617	10,733,000	10,738,716
Merck & Company, Inc. (3 month LIBOR + 0.375%) (B)	02-10-20	2.211	44,267,000	44,325,002
National Bank of Canada	06-12-20	1.963	10,000,000	10,007,451
National Rural Utilities Cooperative Finance Corp.	11-01-19 to 06-15-20	2.159 to 2.711	4,025,000	4,021,254
Novartis Capital Corp.	04-24-20	2.635	2,334,000	2,365,534
Old Line Funding LLC (1 month LIBOR + 0.110%) (A)(B)	11-08-19	2.182	30,000,000	30,000,000
PepsiCo, Inc. (3 month LIBOR + 0.270%) (B)	10-04-19	2.303	23,000,000	23,000,420
Pfizer, Inc.	12-15-19	2.133	1,815,000	1,813,516
Philip Morris International, Inc.	02-21-20	2.170	500,000	499,758
PNC Bank NA (3 month LIBOR + 0.360%) (B)	05-19-20	2.199	15,205,000	15,226,126
PNC Bank NA	07-21-20	2.284	3,002,000	3,013,750
Princeton University	12-05-19	2.008	9,000,000	8,999,418
Royal Bank of Canada (U.S. Federal Funds Effective Rate + 0.280%) (A)(B)	06-12-20	2.139	25,000,000	25,001,662
State Street Corp.	08-18-20	1.926	4,000,000	4,018,895
State Street Corp. (3 month LIBOR + 0.900%) (B)	08-18-20	2.207	8,449,000	8,508,856
The Bank of New York Mellon Corp.	01-15-20 to 08-17-20	1.965 to 2.726	32,706,000	32,836,266
The Estee Lauder Companies, Inc.	02-07-20	2.707	32,633,000	32,598,009
The Home Depot, Inc.	06-05-20	2.036	11,500,000	11,484,498
Total Capital SA	06-24-20	2.042	11,140,000	11,333,718
Toyota Credit Canada, Inc. (1 month LIBOR + 0.120%) (B)	11-15-19	2.207	40,000,000	40,000,000
Toyota Credit Canada, Inc. (1 month LIBOR + 0.270%) (B)	05-29-20	2.351	50,000,000	50,000,000
Toyota Motor Credit Corp.	06-17-20	2.412	1,845,000	1,877,749
Toyota Motor Finance Netherlands BV (1 month LIBOR + 0.230%) (B)	05-07-20	2.298	25,000,000	24,993,842
UBS AG	08-04-20	1.976	7,132,000	7,303,402
UBS AG (A)	06-08-20	2.610	8,619,000	8,617,861
US Bank NA (3 month LIBOR + 0.125%) (B)	01-17-20	2.348	50,000,000	50,014,184
Walmart, Inc. (3 month LIBOR + 0.040%) (B)	06-23-20	2.198	1,619,000	1,619,065
Walmart, Inc. (3 month LIBOR - 0.030%) (B)	10-09-19	2.324	4,415,000	4,415,176

Wells Fargo Bank NA (SOFR + 0.480%) (B)	03-25-20	2.126	49,333,000	49,377,400

Westpac Banking Corp.	05-26-20	2.602	3,800,000	3,806,947
2	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

Commercial paper 36.9%				$684,232,760
(Cost $684,349,426)
Barclays Bank PLC	10-01-19	2.180	25,000,000	24,998,545

Bridgestone Americas, Inc.	10-01-19	1.977	15,320,000	15,319,032
Cargill Global Funding PLC	10-01-19	1.926	65,000,000	64,996,808
Chariot Funding LLC	10-10-19	2.161	1,000,000	999,441
Cummins, Inc.	10-08-19	2.151 to 2.181	55,000,000	54,972,891
EssilorLuxottica SA	10-04-19 to 12-09-19	2.168 to 2.660	38,240,000	38,170,517
Gotham Funding Corp.	10-01-19 to 11-01-19	2.180 to 2.190	63,000,000	62,948,499
Henkel of America, Inc.	10-01-19	1.927	9,200,000	9,199,424
Kaiser Foundation Hospitals	11-06-19 to 01-08-20	2.124 to 2.143	9,000,000	8,958,911
Macquarie Bank, Ltd.	10-11-19	3.196	15,000,000	14,989,779
MUFG Bank, Ltd.	10-15-19	2.202	50,000,000	49,958,854
National Australia Bank, Ltd.	10-01-19	1.876	50,000,000	49,997,057
Salt River Project Agricultural Improvement & Power District	01-15-20	2.113	12,600,000	12,512,336
Shell International Finance BV	06-18-20	1.996	25,000,000	24,639,386
Swedbank AB	11-21-19 to 12-02-19	2.168 to 2.543	43,630,000	43,476,798
The Boeing Company	11-13-19 to 12-11-19	2.135 to 2.444	124,000,000	123,555,451
The Coca-Cola Company	12-09-19	2.748	250,000	249,008
The University of Chicago	10-04-19	2.089	4,025,000	4,024,078
Unilever Capital Corp.	10-01-19	1.916	5,500,000	5,499,658

University of California	10-08-19	2.551	10,025,000	9,962,344

Yale University	10-16-19 to 01-06-20	1.939 to 2.517	65,050,000	64,803,943
Certificate of deposit 11.0%				$205,035,791
(Cost $204,999,882)
Credit Suisse AG (SOFR + 0.230%) (B)	02-14-20	2.078	30,000,000	30,002,133

Credit Suisse AG (SOFR + 0.280%) (B)	07-07-20	2.128	50,000,000	50,027,332
State Street Bank and Trust Company (1 month LIBOR + 0.090%) (B)	11-15-19	2.147	50,000,000	49,996,806

Sumitomo Mitsui Trust Bank, Ltd. (SOFR + 0.210%) (B)	03-05-20	2.088	25,000,000	25,009,535

Wells Fargo Bank NA (U.S. Federal Funds Effective Rate + 0.310%) (B)	08-10-20	2.170	50,000,000	49,999,985
U.S. Government Agency 2.7%				$49,288,936
(Cost $49,309,236)
Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (B)	04-01-21 to 08-23-21	1.946	11,000,000	11,001,681

Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.085%) (B)	03-10-21	1.942	15,000,000	14,994,624
Federal Farm Credit Bank (3 month USBMMY + 0.040%) (B)	02-12-20	1.990	8,310,000	8,306,811

Federal Farm Credit Bank (1 month LIBOR + 0.035%) (B)	05-13-21	2.102	10,000,000	9,989,305
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (B)	10-29-20	2.161	5,000,000	4,996,515
Time deposits 2.4%				$45,000,000

(Cost $45,000,000)
BNP Paribas SA	10-01-19	1.724	45,000,000	45,000,000
U.S. Government 1.4%				$24,961,053
(Cost $25,004,477)
U.S. Treasury Floating Rate Note (3 month USBMMY + 0.139%) (B)	04-30-21	2.074	25,000,000	24,961,053

	Par value^	Value
Repurchase agreement 3.9%		$72,521,000
(Cost $72,521,000)
Barclays Tri-Party Repurchase Agreement dated 9-30-19 at 2.300% to be repurchased at $47,103,009 on 10-1-19, collateralized by $38,197,000 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $48,045,075, including interest)	47,100,000	47,100,000
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $421,009 on 10-1-19, collateralized by $395,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $429,477, including interest)	421,000	421,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK COLLATERAL TRUST	3

	Par value^	Value
Repurchase Agreement with State Street Corp. dated 9-30-19 at 2.300% to be repurchased at $25,001,597 on 10-1-19, collateralized by $24,560,000 Federal National Mortgage Association, 2.125% due 4-24-26 (valued at $25,503,030, including interest)	25,000,000	$25,000,000
Total investments (Cost $1,857,508,952) 100.1%		$1,857,571,363
Other assets and liabilities, net (0.1)%		(1,066,157)
Total net assets 100.0%		$1,856,505,206

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $194,355,284 or 10.5% of the fund's net assets as of 9-30-19.
(B)	Variable rate obligation.
4	JOHN HANCOCK COLLATERAL TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2019, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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